OTHER OPERATING GAINS - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) vessel suezmax_tanker	Dec. 31, 2018 USD ($) very_large_crude_carrier	Dec. 31, 2017 suezmax_tanker	Dec. 31, 2017 very_large_crude_carrier	Dec. 31, 2017 USD ($)
Property, Plant and Equipment [Line Items]
Insurance recoveries	$ 3,737	$ 0			$ 0
Other gains	628	0			0
Gain on pooling arrangements	600	$ 100
Number of vessels with terminated leases		6	2	2
Gain on termination of vessel leases	0	$ 10,324			$ 2,379
SFL
Property, Plant and Equipment [Line Items]
Loss on pooling arrangements	$ 1,500	$ 200
Number of owned pooled assets | suezmax_tanker	2
Number of third party pooled assets | vessel	2